SHARE CAPITAL AND RESERVES - Share purchase option compensation plan (Details) - Share purchase option plan	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND RESERVES
Percentage of maximum number of eligible shares in aggregate	10.00%
Percentage of maximum number of eligible shares in with respect to any one optionee	5.00%
Hold period of option granted	4 months
Exercisable term	10 years